Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of ownership structure of the subsidiaries and VIEs
As of December 31, 2021, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (collectively the “Group”) are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:

Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding

Wholly owned subsidiaries:

Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%	Investment holding

Anxunying (Tianjin) Commercial Factoring Co., Ltd. (“Anxunying Tianjin”)	December 3, 2018	The PRC	100%	Lending solution business

Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%	Investment holding

Qilehui Credit Information Co., Ltd (“Qilehui”)	August 31, 2020	The PRC	100%	Corporate credit investigation

VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):

Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business

Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business

Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business

Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business

Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business

Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business

Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business

Anquyun (Tianjin) Technology Co., Ltd. (“Tianjin Anquyun”)	January 2, 2018	The PRC	100%	Lending solution business

Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business

Ganzhou Aixin Network Micro Finance Co., Ltd, (formerly known as Ganzhou Jimu Micro Finance Co., Ltd.) (“Ganzhou Micro Finance”)	March 21, 2019	The PRC	100%	Micro-loan Lending

Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business

Subsidiaries:

Janko Loans Pty Ltd	September 1, 2021	Australia	50%	Lending solution business

Wagepay Pty Ltd	September 1, 2021	Australia	50%	Lending solution business

Schedule of consolidated financial information of the VIEs directly attributable to the predecessor operations were included in Group's consolidated financial statements
The following consolidated financial information of the Group’s VIEs as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 were included in the Group’s consolidated financial statements as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Total assets	440,444	307,249
Total liabilities	476,397	374,447

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total net revenues	1,272,943	352,604	147,883
Net (loss)/income	(520,791)	(111,765)	40,717

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities	404,851	128,547	82,587
Net cash (used in)/provided by investing activities	(165,957)	289,956	(19,956)
Net cash provided by/(used in) financing activities	86,906	(666,659)	(132,810)

Schedule of expenses allocated from Jimu Parent